Condensed financial information of the parent company (unaudited) (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET INCOME	$ 4,060,160	$ 5,101,828	$ 2,442,375
COMPREHENSIVE INCOME	4,536,740	5,072,436	2,466,458
Parent Company [Member]
EQUITY INCOME OF SUBSIDIARIES AND VIES	3,998,274	4,847,357	2,604,587
NET INCOME	3,998,274	4,847,357	2,604,587
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	464,721	(28,797)	22,803
COMPREHENSIVE INCOME	$ 4,462,995	$ 4,818,560	$ 2,627,390